Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 1,385	$ 481	$ 4,665	$ 919
Operating expenses:
Cost of revenue	701	315	1,884	619
Research and development	606	401	1,295	2,507
General and administrative	1,686	496	3,628	2,356
Total operating expenses	2,993	1,212	6,807	5,482
Loss from operations	(1,608)	(731)	(2,142)	(4,563)
Other income (expense):
Interest income	115		113	1
Amortization of discount on convertible notes		(145)	(715)
Changes in fair value of derivative liabilities		146	(278)
Total other income, net	115	1	(880)	1
Loss before income tax expense	(1,493)	(730)	(3,022)	(4,562)
Income tax expense
Net loss	$ (1,493)	$ (730)	$ (3,022)	$ (4,562)
Net loss per share - basic (in Dollars per share)	$ (0.09)	$ (0.06)	$ (0.23)	$ (0.37)
Net loss per share - diluted (in Dollars per share)	$ (0.09)	$ (0.06)	$ (0.23)	$ (0.37)
Weighted average common shares outstanding - basic (in Shares)	16,141,153	12,178,424	13,168,345	12,298,355
Weighted average common shares outstanding - diluted (in Shares)	16,141,153	12,178,424	13,168,345	12,298,355